Definition of Terms in Fund Name	Sep. 14, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in U.S. companies that derive over 90% of their revenue domestically.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

By including companies that derive over 90% of their revenue domestically, the portfolio seeks to provide exposure to the U.S. economy, while avoiding companies that could be adversely affected by a strong dollar and slower global growth. Our selection process is based on the following steps:

Identify the Universe. The first step in our selection process is to identify the universe of stocks from which we will select the portfolio. To establish the universe, we start with the 500 largest U.S. incorporated or headquartered companies subject to liquidity minimums and select companies with greater than 90% of their revenue coming from the United States as of the date the portfolio was selected.

Screen the Universe. The next step in our process is to screen the companies based on valuation and profitability.

Portfolio criteria:

•	Forward Price to Earnings Ratio less than 25 times; and
•	Return on Equity greater than 10%.

Select the Portfolio. The final step in our process is to select the 30 best stocks based on growth, quality, valuation and diversification.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.